LOSS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss	$ (6,052)	$ (3,144)	$ (9,196)	$ (16,635)	$ (26,078,000)	$ (30,112,000)
Basic weighted average common stock outstanding	3,232,345	1,054,933	2,149,777	3,480,014	4,276,820	751,659
Basic loss per share	$ (1.87)	$ (2.98)	$ (4.69)	$ (4.78)	$ (6.10)	$ (40.06)
Dilutive weighted average common stock outstanding	3,232,345	1,054,933	2,149,777	3,480,014	4,276,820	751,659
Diluted loss per share	$ (1.87)	$ (2.98)	$ (4.69)	$ (4.78)	$ (6.10)	$ (40.06)
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average common shares					36,425	49,040
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average common shares					194,974	206,000